Federated Investors
World-Class Investment Manager

Federated GNMA Trust

SEMI-ANNUAL REPORT

July 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S2 from Standard & Poor's Ratings Services (S&P), which is current as of July 19, 2001. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S2 rating to bond funds that possess "low to moderate sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates the second lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S2-rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within three to seven years. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/ratings/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

This material is to be used only when preceded or accompanied by a current fund prospectus. Call your representative.

Portfolio of Investments

July 31, 2001 (unaudited)

Principal Amount			Value
		LONG-TERM GOVERNMENT OBLIGATIONS--99.5%
		Government National Mortgage Association--99.5%[1]
$51,220,632	[2]	6.000%, 11/15/2023 - 6/20/2031	$50,539,117
227,686,196	[2]	6.500%, 10/15/2023 - 7/15/2031	230,006,027
255,423,627	[2]	7.000%, 6/15/2027 - 3/15/2031	261,660,977
183,043,342		7.500%, 11/15/2027 - 7/15/2031	189,520,050
92,183,894		8.000%, 11/15/2027 - 7/15/2030	96,162,145
11,111,917		8.500%, 10/15/2029 - 4/15/2030	11,653,623

		TOTAL LONG-TERM GOVERNMENT OBLIGATIONS (IDENTIFIED COST $815,084,115)	839,541,939

		REPURCHASE AGREEMENTS--3.4%[3]
25,000,000	[4,5]	Credit Suisse First Boston Corp., 3.730%, dated 7/19/2001, due 8/21/2001	25,000,000
3,508,000	[5]	Salomon Brothers, Inc., 3.920%, dated 7/31/2001, due 8/1/2001	3,508,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	28,508,000

		TOTAL INVESTMENTS (IDENTIFIED COST $843,592,115)[6]	$868,049,939

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to a future dollar roll transaction.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Securities held as collateral for future dollar roll transactions.

6 The cost of investments for federal tax purposes amounts to $843,592,115. The net unrealized appreciation of investments on a federal tax basis amounts to $24,457,824 which is comprised of $24,459,999 appreciation and $2,175 depreciation at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($843,251,601) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $843,592,115)		$868,049,939
Cash		544,665
Income receivable		4,698,185

TOTAL ASSETS		873,292,789

Liabilities:
Payable for shares redeemed	$545,953
Income distribution payable	4,263,809
Payable for dollar roll transactions	25,082,840
Accrued expenses	148,586

TOTAL LIABILITIES		30,041,188

Net assets for 74,312,804 shares outstanding		$843,251,601

Net Assets Consist of:
Paid in capital		$929,513,584
Net unrealized appreciation of investments		24,457,824
Accumulated net realized loss on investments		(110,695,683)
Distributions in excess of net investment income		(24,124)

TOTAL NET ASSETS		$843,251,601

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$764,723,096 ÷ 67,392,457 shares outstanding		$11.35

Institutional Service Shares:
$78,528,505 ÷ 6,920,347 shares outstanding		$11.35

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2001 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $20,882)			$28,018,963

Expenses:
Investment adviser fee		$1,635,777
Administrative personnel and services fee		307,935
Custodian fees		33,124
Transfer and dividend disbursing agent fees and expenses		64,204
Directors'/Trustees' fees		8,179
Auditing fees		8,588
Legal fees		3,272
Portfolio accounting fees		60,933
Distribution services fee--Institutional Service Shares		84,411
Shareholder services fee--Institutional Shares		937,949
Shareholder services fee--Institutional Service Shares		84,411
Share registration costs		19,629
Printing and postage		9,406
Miscellaneous		1,227

TOTAL EXPENSES		3,259,045

Waivers:
Waiver of distribution services fee--Institutional Service Shares	$(84,411)
Waiver of shareholder services fee--Institutional Shares	(600,288)

TOTAL WAIVERS		(684,699)

Net expenses			2,574,346

Net investment income			25,444,617

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(334,484)
Net change in unrealized appreciation of investments			5,061,614

Net realized and unrealized gain on investments			4,727,130

Change in net assets resulting from operations			$30,171,747

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2001	Year Ended 1/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,444,617	$55,454,687
Net realized loss on investments	(334,484)	(8,881,742)
Net change in unrealized appreciation of investments	5,061,614	60,732,990

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,171,747	107,305,935

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,443,030)	(51,844,147)
Institutional Service Shares	(2,053,129)	(3,667,154)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,496,159)	(55,511,301)

Share Transactions:
Proceeds from sale of shares	111,523,820	156,388,829
Net asset value of shares issued to shareholders in payment of distributions declared	7,980,704	19,114,233
Cost of shares redeemed	(101,430,198)	(295,952,737)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,074,326	(120,449,675)

Change in net assets	22,749,914	(68,655,041)

Net Assets:
Beginning of period	820,501,687	889,156,728

End of period (including undistributed net investment income of $0 and $27,418, respectively)	$843,251,601	$820,501,687

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$11.28	$10.61	$11.38	$11.38	$11.13	$11.34
Income From Investment Operations:
Net investment income	0.35	0.72	0.69	0.70	0.73	0.74
Net realized and unrealized gain (loss) on investments	0.07	0.67	(0.77)	--	0.25	(0.21)

TOTAL FROM INVESTMENT OPERATIONS	0.42	1.39	(0.08)	0.70	0.98	0.53

Less Distributions:
Distributions from net investment income	(0.35)	(0.72)	(0.69)	(0.70)	(0.73)	(0.74)

Net Asset Value, End of Period	$11.35	$11.28	$10.61	$11.38	$11.38	$11.13

Total Return[1]	3.78%	13.53%	(0.73)%	6.30%	9.17%	4.97%

Ratios to Average Net Assets:

Expenses	0.62%[2]	0.64%	0.63%	0.61%	0.60%	0.60%

Net investment income	6.24%[2]	6.60%	6.26%	6.13%	6.57%	6.74%

Expense waiver/reimbursement[3]	0.16%[2]	0.16%	0.16%	0.16%	0.18%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$764,723	$761,629	$830,719	$991,334	$1,087,227	$1,199,733

Portfolio turnover	17%	54%	90%	104%	74%	63%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$11.28	$10.61	$11.38	$11.38	$11.13	$11.34
Income From Investment Operations:
Net investment income	0.34	0.70	0.67	0.68	0.72	0.74
Net realized and unrealized gain (loss) on investments	0.07	0.67	(0.77)	--	0.24	(0.23)

TOTAL FROM INVESTMENT OPERATIONS	0.41	1.37	(0.10)	0.68	0.96	0.51

Less Distributions:
Distributions from net investment income	(0.34)	(0.70)	(0.67)	(0.68)	(0.71)	(0.72)

Net Asset Value, End of Period	$11.35	$11.28	$10.61	$11.38	$11.38	$11.13

Total Return[1]	3.69%	13.35%	(0.89)%	6.11%	8.95%	4.76%

Ratios to Average Net Assets:

Expenses	0.78%[2]	0.80%	0.79%	0.77%	0.78%	0.80%

Net investment income	6.07%[2]	6.43%	6.10%	5.97%	6.39%	6.54%

Expense waiver/reimbursement[3]	0.25%[2]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$78,529	$58,873	$58,438	$64,155	$61,866	$73,857

Portfolio turnover	17%	54%	90%	104%	74%	63%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2001 (unaudited)

ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At January 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $102,918,274, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$71,738,355

2004	$21,821,623

2009	$ 9,358,296

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, in which the Fund sells mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 7/31/2001		Year Ended 1/31/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,825,065	$88,085,824	12,010,442	$131,045,386
Shares issued to shareholders in payment of distributions declared	603,660	6,783,912	1,531,131	16,711,899
Shares redeemed	(8,529,976)	(95,985,843)	(24,337,811)	(265,058,307)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(101,251)	$(1,116,107)	(10,796,238)	$(117,301,022)

	Six Months Ended 7/31/2001		Year Ended 1/31/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,080,318	$23,437,996	2,301,374	$25,343,443
Shares issued to shareholders in payment of distributions declared	106,521	1,196,792	219,932	2,402,334
Shares redeemed	(483,714)	(5,444,355)	(2,811,444)	(30,894,430)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,703,125	$19,190,433	(290,138)	$(3,148,653)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,601,874	$18,074,326	(11,086,376)	$(120,449,675)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Fserv, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U. S. government securities, for the six months ended July 31, 2001, were as follows:

Purchases	$163,477,779

Sales	$138,877,832

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

TODD A. ABRAHAM

Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314184102
Cusip 314184201

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8083002 (9/01)